CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010
Cash flows from operating activities:
Net earnings (loss)	$ (68,867)	$ (73,957)	$ 36,644
Adjustments to reconcile net earnings (loss) to net cash flows provided by (used in) operating activities:
Depreciation and amortization (including amortization of deferred financing fees)	238,048	244,734	214,464
Stock-based compensation expense	20,775	20,978	15,723
Property and equipment impairment charge	11,747	2,857	12,102
Deferred taxes	(37,570)	1,614	(57,170)
Loss on disposal of property and equipment	2,590	893	2,388
Decrease in other long-term liabilities	(43,582)	(57,256)	(35,222)
Changes in operating assets and liabilities, net	(147,253)	59,209	(60,528)
Net cash flows provided by (used in) operating activities	(24,112)	199,072	128,401
Cash flows from investing activities:
Proceeds from sale of distribution center	18,000
Purchases of property and equipment	(163,552)	(110,502)	(127,779)
Net increase in other noncurrent assets	(13,326)	(1,466)	(3,568)
Purchase of Borders Group, Inc. intellectual property	(14,528)
Fictionwise earn-out payments		(7,508)	(2,612)
Purchase of non-controlling interest		(300)
Acquisition of Barnes & Noble College Booksellers, Inc (net of cash acquired)			(185,928)
Acquisition of Tikatok Inc. (net of cash acquired)			(2,261)
Net cash flows used in investing activities	(173,406)	(119,776)	(322,148)
Cash flows from financing activities:
Net proceeds from issuance of Redeemable Preferred Shares	191,379
Net increase in credit facility	11,100	52,700	260,400
Cash dividends paid to shareholders	(7,081)	(44,783)	(57,403)
Proceeds from exercise of common stock options	1,097	17,233	4,363
Purchase of treasury stock	(4,090)	(1,836)	(3,028)
Excess tax benefit from stock-based compensation	193	34	855
Financing fees paid	(378)	(10,180)	(37,069)
Payment of short term note payable		(100,000)
Payment received for Calendar Club note receivable		6,000
Net cash flows provided by (used in) financing activities	192,220	(80,832)	168,118
Decrease in cash and cash equivalents	(5,298)	(1,536)	(25,629)
Cash and cash equivalents at beginning of year	59,429	60,965	86,594
Cash and cash equivalents at end of year	54,131	59,429	60,965
Changes in operating assets and liabilities, net:
Receivables, net	(10,203)	(43,718)	119,358
Merchandise inventories	(186,479)	(5,251)	228,822
Prepaid expenses and other current assets	(59,388)	19,889	(56,675)
Accounts payable and accrued liabilities	108,817	88,289	(352,033)
Changes in operating assets and liabilities, net	(147,253)	59,209	(60,528)
Supplemental cash flow information:
Interest paid	28,298	45,604	12,305
Income taxes (net of refunds)	1,615	(41,681)	31,461
Supplemental disclosure of subsidiaries acquired:
Assets acquired (net of cash acquired)		1,513	1,416,134
Liabilities assumed		1,213	1,227,945
Cash paid		300	188,189
Noncash financing activity:
Notes payable on Acquisition of B&N College			250,000
Accrued dividend on redeemable preferred shares	$ 3,963